Commitments and Contingencies Future Obligations (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
October 1, 2013 - December 31, 2013	$ 261	$ 160
2014	731	160
2015	732	160
2016	733	160
2017	737	160
Thereafter	6,754	600
Total	$ 9,948	$ 1,400